NET INVESTMENT IN DIRECT FINANCING LEASES (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)
Remaining direct financing leases contractual amounts	$ 102,069,239		$ 85,225,257
Debt Instrument, Collateral Amount	$ 1,433,609	¥ 9,846,081
Maximum
Lessee, Finance Lease, Term of Contract	5 years	5 years
Finance Lease Interest Expense Percentage	13.30%
Minimum
Lessee, Finance Lease, Term of Contract	1 year	1 year
Finance Lease Interest Expense Percentage	4.30%